SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2023
SEGMENT INFORMATION [Abstract]
SEGMENT INFORMATION
19. SEGMENT INFORMATION
Prior to the acquisition of WWE, the Company operated as a single reportable segment. Subsequent to the acquisition of WWE and effective September 12, 2023, the Company identified two reportable segments: UFC and WWE, to align with how the Company’s chief operating decision maker (the “CODM”), the Chief Executive Officer, manages the businesses, evaluates financial results, and makes key operating decisions. The UFC segment consists entirely of the operations of the Company’s UFC business which was the sole reportable segment prior to the acquisition of WWE, while the WWE segment consists entirely of the operations of the WWE business acquired on September 12, 2023. Subsequent to the Endeavor Asset Acquisition and effective February 28, 2025, the Company identified three reportable segments: UFC, WWE and IMG to align with how the Company’s CODM manages the businesses, evaluates financial results, and makes key operating decisions. The IMG segment consists of the operations of the IMG Media Business, OLE Business, Mailman Business and various events businesses including Golf Events, Formula Drift and International Figure Skating.
The Company also reports the results for the “Corporate” group. The Corporate group reflects operations not allocated to the UFC or WWE segments and primarily consists of general and administrative expenses. As a result of the Endeavor Asset Acquisition, the Company determined that the PBR Business’ operations would be included within the “Corporate” group which will be renamed to “Corporate and Other”. The Corporate and Other group will also include operations not allocated to the IMG segment which primarily consists of general and administrative expenses. These expenses largely relate to corporate activities, including information technology, facilities, legal, human resources, finance, accounting, treasury, investor relations, corporate communications, community relations and compensation to TKO’s management and board of directors, which support all reportable segments. Corporate expenses also include service fees paid by the Company to Endeavor related to certain corporate activities as well as certain revenue generating activities under the Services Agreement. On the closing date of the Endeavor Asset Acquisition, the Services Agreement between EDR Parties and TKO was terminated and a Transition Services Agreement has been entered into between certain of the EDR Parties, TWI and certain of the TKO Parties.
As disclosed within Note 2,
Summary of Significant Accounting Policies
, the historical financial data presented within includes the recast combined results of TKO and the Businesses for all periods presented. All prior period amounts related to the segment change have been retrospectively reclassified to conform to the new presentation. Within these recast combined financial statements, for accounting periods prior to the acquisition of WWE, the Company presents two reportable segments: UFC and IMG. For the accounting period subsequent to the acquisition of WWE and effective September 12, 2023, the Company presents three reportable segments: UFC, WWE and IMG.
The profitability measure employed by the Company’s CODM for allocating resources and assessing operating performance is Adjusted EBITDA. The Company defines Adjusted EBITDA as net income, excluding income taxes, net interest expense, depreciation and amortization, equity-based compensation, merger and acquisition costs, certain legal costs, restructuring, severance and impairment charges, and certain other items when applicable. Adjusted EBITDA includes amortization expenses directly related to supporting the operations of the Company’s segments, including content production asset amortization. The Company’s CODM considers budget-to-actual
and quarter-over-quarter variances when making decisions about allocating capital and personnel to the segments. The Company believes the presentation of Adjusted EBITDA is relevant and useful for investors because it allows investors to view the Company’s segment performance in the same manner as the Company’s CODM to evaluate segment performance and make decisions about allocating resources. Additionally, the Company believes that Adjusted EBITDA is a primary measure used by media investors, analysts and peers for comparative purposes.
The Company does not disclose assets by segment information. The Company does not provide assets by segment information to the Company’s CODM, as that information is not typically used in the determination of resource allocation and assessing business performance of each reportable segment. A significant portion of the Company’s assets following the Transactions represent goodwill and intangible assets arising from the Transactions.
The following tables present summarized financial information for each of the Company’s reportable segments (in thousands):
UFC

	Year Ended December 31,
	2023	2022
Revenue	$1,292,201	$1,140,147
Direct operating costs (1)	383,388	325,586
Selling, general and administrative expenses (1)	153,149	133,932

Adjusted EBITDA	$755,664	$680,629

WWE

	Year Ended December 31,
	2023	2022
Revenue	$382,767	$—
Direct operating costs (1)	125,685	—
Selling, general and administrative expenses (1)	94,101	—

Adjusted EBITDA	$162,981	$—

IMG

	Year Ended December 31,
	2023	2022
Revenue	$1,437,110	$1,424,985
Direct operating costs (1)	986,151	968,023
Selling, general and administrative expenses (1)	329,812	284,565

Adjusted EBITDA	$121,147	$172,397

(1)
Direct operating expenses and selling, general and administrative expenses included in the measure of Adjusted EBITDA exclude the impacts of items noted in the reconciliation of segment profitability below.

Revenue

	Year Ended December 31,
	2023	2022
UFC	$1,292,201	$1,140,147
WWE	382,767	—
IMG	1,437,110	1,424,985

Total combined revenue from reportable segments	$3,112,078	$2,565,132
Corporate and Other	131,987	120,006
Eliminations	(19,269)	(11,106)

Total combined revenue	$3,224,796	$2,674,032

Reconciliation of segment profitability

	Year Ended December 31,
	2023	2022
UFC	$755,664	$680,629
WWE	162,981	—
IMG	121,147	172,397

Total combined Adjusted EBITDA from reportable segments	$1,039,792	$853,026
Corporate and Other	(192,019)	(125,197)

Total combined Adjusted EBITDA	$847,773	$727,829
Reconciling items:
Equity earnings of affiliates	(9,212)	(7,388)
Interest expense, net	(229,605)	(134,084)
Depreciation and amortization	(224,051)	(133,619)
Equity-based compensation expense (1)	(64,512)	(31,598)
Merger acquisition and earn-out costs (2)	(85,474)	(9,486)
Certain legal costs (3)	(38,721)	(12,781)
Restructuring, severance and impairment (4)	(48,416)	(109)
Foreign exchange gains and (losses) (5)	14,811	(33,399)
Other adjustments (6)	4,390	2,720

Income before income taxes and equity earnings of affiliates	$166,983	$368,085

(1)
Equity-based compensation represents non-cash compensation expense for awards issued under Endeavor’s 2021 Plan subsequent to its April 28, 2021 IPO, for the Replacement Awards and for awards issued under the 2023 Incentive Award Plan. For the year ended December 31, 2023, equity-based compensation includes $19.9 million of expense associated with accelerated vesting of the Replacement Awards related to the workforce reduction of certain employees in the WWE segment and Corporate and Other.

(2)
Includes certain costs of professional fees and bonuses related to the Transactions and payable contingent on the closing of the Transactions for the year ended December 31, 2023. Includes fair value adjustments for contingent consideration liabilities of $9.2 million related to acquired businesses for the year ended December 31, 2022.

(3)
Includes costs related to certain litigation matters including antitrust matters for UFC and WWE, matters where Mr. McMahon has agreed to make future payments to certain counterparties personally and, for the year ended December 31, 2023, the settlement of a WWE antitrust matter for $20.0 million.

(4)
Includes costs resulting from the Company’s cost reduction program, as described in Note 17,
Restructuring Charges
, to our audited combined financial statements as well as a $21.5 million non-cash impairment charge as described in Note 6,
Goodwill and Intangible Assets
, to our audited combined financial statements during the year ended December 31, 2023.

(5)	Includes gains and losses related to foreign exchange transactions.
(6)
For the year ended December 31, 2023, other adjustments were comprised primarily of gains of approximately $3.2 million related to the change in the fair value of forward foreign exchange contracts and gains of $1.7 million related to the change in the fair value of embedded foreign currency derivatives, partially offset by losses of $1.4 million on the disposal of assets. For the year ended December 31, 2022, other adjustments were comprised primarily of by a non-operating gain of $5.8 million partially offset by losses of $2.2 million related to the change in the fair value of forward foreign exchange contracts and losses of $0.4 million related to the change in the fair value of embedded foreign currency derivatives.

Geographic information
Revenue by major geographic region is based upon the geographic location of where our revenue is generated. The information below summarizes our revenue by geographic area:

	Year Ended December 31,
	2023	2022
North America	$2,096,314	$1,775,590
Europe/Middle East/Africa	767,887	590,837
Asia Pacific	285,692	217,256
Latin America	74,903	90,349

Total revenue	$3,224,796	$2,674,032

The Company’s property, buildings and equipment were almost entirely located in the United States at December 31, 2023. Other than approximately $32.9 million of the Company’s property, buildings and equipment which
was located in the United Kingdom, the remaining property, buildings and equipment were almost entirely located in the United States at December 31, 2022.